Related Party	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
The Company holds a 50% interest in Tristar Container Services (Asia) Private Limited ("Tristar"), which is primarily engaged in the selling and leasing of container equipment in the domestic and short sea markets in India. The Company's equity investment in Tristar is included in Other assets on the Consolidated Balance Sheets. The Company received payments on finance leases with Tristar of $2.0 million for both the years ended December 31, 2024 and 2023. The Company has a finance lease receivable balance with Tristar of $3.9 million and $5.7 million as of December 31, 2024 and 2023, respectively.

The Company entered into a Tax Credit Transfer Agreement on October 29, 2024 to purchase $33.0 million of solar investment tax credits from Urban Grid, a Brookfield renewable energy company. The investment tax credits offset approximately 75% of Triton’s current federal taxable income in 2024. The Company paid Urban Grid $30.7 million for the investment tax credits and recorded a $2.3 million income tax benefit on the Consolidated Statement of Operations for the year ended December 31, 2024.
In connection with a share purchase agreement entered into between a third-party investor and Parent in December 2024, Triton expects to distribute all of the equity interests in TCF VIII, a special purpose securitization subsidiary of Triton, to Parent (the "TCF VIII Distribution"). As of December 31, 2024, TCF VIII had total assets of approximately $1.9 billion and total indebtedness of approximately $1.4 billion, and for the year ended December 31, 2024, TCF VIII had leasing revenues of approximately $0.3 billion. The TCF VIII Distribution is expected to reduce Triton’s total shareholders’ equity by approximately $0.5 billion. Following the completion of the TCF VIII Distribution, the Company will continue to manage the containers in the TCF VIII securitization portfolio, for which the Company will be entitled to receive management fees. The TCF VIII Distribution is subject to a number of conditions precedent, including regulatory approvals, and is expected to be completed during the first half of 2025.